Debt securities in issue - Narrative (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation notes	£ 3,603	£ 3,705
Covered bonds	15,282	17,409
Securitisation programme
Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation notes	3,603	3,705
Instruments providing security for notes	30,555	31,406
Covered bond programme
Schedule of Securitisation and Covered Bond Programmes [Line Items]
Covered bonds	15,282	17,409
Instruments providing security for bonds	31,345	36,729
Restricted cash deposits	£ 4,035	£ 3,558